Loan Receivables - Summary of Loan Receivables, Net (Detail) - CNY (¥) ¥ in Thousands	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Receivables [Abstract]
Loan receivables - principals	¥ 134,246	¥ 123,489
Loan receivables - service fee	2,034	2,045
Allowance for doubtful accounts	(23,169)	(4,633)	¥ (1,222)	¥ (251)
Loan receivables, net	¥ 113,111	¥ 120,901